Leases Obligations	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases Obligations [Abstract]
Leases Obligations
14.
Leases Obligations

a.
Lease contracts

The Company leased space for its corporate offices and the lease of utility vehicles and operating vehicles, under a lease agreement. The average lease term is from 1 to 3 years in 2023 and there are options to buy the operating vehicles for a nominal amount at the end of the terms of the lease.

The obligations of the Company stem from financial leases that are guaranteed by the title of the lessors to the leased assets.

b. Future minimum lease payment

The amount of future minimum lease payments as of December 31, 2023 were as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	16,878	Ps.	(3,695)	Ps.	13,183

Less than two years	Ps.	21,523	Ps.	(2,166)	Ps.	19,357
Less than three years		20,693		(542)		20,151
Less than four years		-		-		-
Liabilities for assets in lease long term		42,216		2,708		39,508
Total liabilities for leased assets	Ps.	59,094	Ps.	(6,403)	Ps.	52,691

As of December 31, 2021, 2022 and 2023 the Company recognized Ps.12,467, Ps.16,098 and Ps.17,517, respectively for the amortization of assets for the rights of use.

The interest rates that underlie all obligations under lease agreements are fixed by an average discount interest of 8.23%, 9.38% and 10.36% during the years 2021, 2022 and 2023, respectively. As of December 31, 2021, 2022 and 2023 was recognized Ps.2,598, Ps.5,391 and Ps.4,805, respectively, due interest on the liability for lease in the consolidated statement of profit or loss and other comprehensive income.